Stockholders' Deficit - Schedule Of Granted Stock Options Was Estimated As Of The Date Of Grant Using The Black-Scholes-Merton Option-Pricing Model (Details) - Hippo Enterprises Inc And Subsidiaries [Member]
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Expected term (in years)			6 years 7 days
Expected volatility, Minimum	29.70%	22.60%
Expected volatility, Maximum	30.10%	29.90%
Risk-free interest rate, Minimum	0.60%	0.30%
Risk-free interest rate, Maximum	1.00%	1.60%
Expected dividend yield		0.00%	0.00%
Expected volatility			22.70%
Risk-free interest rate			2.20%
Minimum [Member]
Class of Stock [Line Items]
Expected term (in years)	5 years 9 months 18 days	5 years 7 months 6 days
Minimum [Member] | As Previously Reported
Class of Stock [Line Items]
Expected term (in years)		5 years 7 months 17 days
Maximum [Member]
Class of Stock [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Maximum [Member] | As Previously Reported
Class of Stock [Line Items]
Expected term (in years)		6 years 1 month 13 days